Shareholder Fees {- Tax-Exempt Portfolio}	May 29, 2021 USD ($)
03.31 FIMM Funds Select Combo PRO-09 | Tax-Exempt Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none